Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Summary of future minimum lease obligation
2018	$ 139,920	$ 162,270
2019	249,090	249,090
2020	230,640	230,640
2021	230,640	230,640
2022	230,755	230,755
Thereafter	1,043,315	1,043,315
Total minimum lease payments	$ 2,124,360	$ 2,146,710